Subsequent Events (Details Narrative) - USD ($)							3 Months Ended	9 Months Ended		12 Months Ended
	Feb. 09, 2021	Jan. 29, 2021	Jan. 15, 2021	Jan. 04, 2021	Oct. 30, 2020	Jul. 24, 2020	Jun. 27, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2020	Jun. 08, 2020	Apr. 02, 2020
Number of shares issued								991,014	652,466	3,044,657
Debt conversion amount										$ 4,692
Accrued interest										$ 6,981
John Lai [Member]
Number of shares issued					42,188
Warrants exercise price					$ 1.33					$ 0.56
Debt conversion amount										$ 13,033
One Warrant Holder [Member]
Number of shares issued						15,257
Warrants exercise price						$ 1.20
Subsequent Event [Member]
Number of shares issued							1
Warrants exercise price											$ 0.35	$ 1.00
Debt conversion amount			$ 50,000
Debt Principal			205
Accrued interest			$ 17,379
Conversion price			$ 2.89
Subsequent Event [Member] | John Lai [Member]
Number of shares issued				38,516
Cashless warrant exercises, shares				42,188
Warrants exercise price				$ 1.33							$ 0.556
Subsequent Event [Member] | One Warrant Holder [Member]
Warrants exercise price	$ 4.44	$ 1.20
Warrants exercised shares	9,000	17,188
Warrant exercised outstanding	5,163	15,629